Interests in associates, joint ventures and other investments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Disclosure of principal associates and joint ventures [line items]
Interests in associates and joint ventures	£ 412.9	£ 330.7	[1]	£ 813.0
Imagina
Disclosure of principal associates and joint ventures [line items]
Cumulative share of unrecognised losses	23.0	62.9
GIIR Inc.
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	21.7	19.0
Interests in associates and joint ventures	40.0	41.2
High Co SA
Disclosure of principal associates and joint ventures [line items]
Market value of equity interests	32.2	32.8
Interests in associates and joint ventures	37.7	38.9
Associates and Other Investments
Disclosure of principal associates and joint ventures [line items]
Capital commitments contracted	£ 5.4	£ 7.5

[1]	Figures have been restated as described in the accounting policies.